COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2024
Disclosure of contingent liabilities [abstract]
COMMITMENTS AND CONTINGENCIES	Note 14 - Commitments & Contingencies
(Amounts in thousands, except per share and per unit data)
Litigation & Regulatory Proceedings
The Group is involved in various pending legal issues that have arisen in the ordinary course of business. The Group accrues for litigation, claims and proceedings when a liability is both probable and the amount can be reasonably estimated. As of June 30, 2024, the Group did not have any material amounts accrued related to litigation or regulatory matters. For any matters not accrued for, it is not possible to estimate the amount of any additional loss, or range of loss that is reasonably possible, but, based on the nature of the claims, management believes that current litigation, claims and proceedings are not, individually or in aggregate, after considering insurance coverage and indemnification, likely to have a material adverse impact on the Group’s financial position, results of operations or cash flows.
The Group has no other contingent liabilities that would have a material impact on its financial position, results of operations or cash flows.
Environmental Matters
The Group’s operations are subject to environmental regulation in all the jurisdictions in which it operates, and it was in compliance as of June 30, 2024.
The Group is unable to predict the effect of additional environmental laws and regulations which may be adopted in the future, including whether any such laws or regulations would adversely affect its operations. The Group can offer no assurance regarding the significance or cost of compliance associated with any such new environmental legislation once implemented.